Stockholders’ Equity (Details) - USD ($)		1 Months Ended	9 Months Ended	11 Months Ended
	Jun. 21, 2022	Jun. 21, 2022	Sep. 30, 2023	Dec. 31, 2022	Feb. 02, 2022
Subsequent Event [Line Items]
Preferred stock, shares authorized			500,000	500,000
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Voting rights			one	one
Rights outstanding			10,273,875	10,273,875
Warrants expire	5 years	5 years
Warrants redemption description			The Company may call the Warrants for redemption, in whole and not in part, at a price of $0.01 per Warrant:• in whole and not in part;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.	• in whole and not in part;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Stock price (in Dollars per share)				$ 0.25
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares subject to possible redemption (in Dollars)				$ 404,616
Description of warrants		the Company issued 9,775,000 Warrants in connection with the IPO. Substantially concurrently with the closing of the IPO, the Company issued 478,875 Warrants to the Company’s Sponsor and 20,000 Warrants to US Tiger. Each Warrant entitles the registered holder to purchase one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing on the later of 12 months from the closing of the IPO or 30 days after the completion of the initial Business Combination. The Warrants will expire five years after the completion of the Company’s initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
Price per share (in Dollars per share)				$ 0.01
Warrant [Member]
Subsequent Event [Line Items]
Rights outstanding			10,273,875	10,273,875
Fair value of warrants (in Dollars)			$ 1,100,000
Warrants per units (in Dollars per share)			$ 0.108
Expected volatility			10.30%
Risk-free interest rate			2.92%
Expected life			1 year 4 months 17 days
Exercise price (in Dollars per share)			$ 11.5
Stock price (in Dollars per share)			$ 9.76
Warrant [Member]
Subsequent Event [Line Items]
Rights outstanding				10,273,875
IPO [Member]
Subsequent Event [Line Items]
Warrant issued shares	9,775,000	9,775,000		9,775,000
Price per share (in Dollars per share)	$ 10	$ 10
Fair value of warrants (in Dollars)				$ 1,100,000
Warrants per units (in Dollars per share)				$ 0.108
Expected volatility				10.30%
Risk-free interest rate				2.92%
Expected life				1 year 4 months 17 days
Exercise price (in Dollars per share)				$ 11.5
Stock price (in Dollars per share)				$ 9.76
IPO [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant issued shares	9,775,000	9,775,000	9,775,000
Private Placement [Member]
Subsequent Event [Line Items]
Warrant issued shares			498,875	498,875
Price per share (in Dollars per share)			$ 10
Fair value of warrants (in Dollars)			$ 50,000.00	$ 50,000.00
Warrants per units (in Dollars per share)			$ 0.108	$ 0.108
Expected volatility			10.30%	10.30%
Risk-free interest rate			2.92%	2.92%
Expected life			1 year 4 months 17 days	1 year 4 months 17 days
Exercise price (in Dollars per share)			$ 11.5	$ 11.5
Stock price (in Dollars per share)			$ 9.76	$ 9.76
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			25,000,000	25,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			558,875	558,875
Subject to possible redemption			4,983,493	9,775,000
Price per share (in Dollars per share)	$ 11.5	$ 11.5
Common stock, shares outstanding			558,875	558,875
Common stock, shares authorized				25,000,000
Shares subject to possible redemption (in Dollars)				$ 9,775,000
Class A Common Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share)			$ 10
Class B Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			4,500,000	4,500,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.01
Common stock, shares issued			2,443,750	2,443,750
Price per share (in Dollars per share)					$ 0.01
Common stock, shares outstanding			2,443,750	2,443,750
Common stock, shares authorized				4,500,000
Business Combination [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share)			$ 10
Business combination, description			In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the Company’s initial Business Combination at an issue price or effective issue price (the “Newly Issued Price”) of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s founders or their affiliates, without taking into account any shares held by the Company’s founders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average reported trading price of Class A Common Stock for the twenty (20) trading days starting on the trading day prior to the date of the consummation of the Business Combination (the “Fair Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Fair Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Fair Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the Company’s initial Business Combination at an issue price or effective issue price (the “Newly Issued Price”) of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s founders or their affiliates, without taking into account any shares held by the Company’s founders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average reported trading price of Class A Common Stock for the twenty (20) trading days starting on the trading day prior to the date of the consummation of the Business Combination (the “Fair Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Fair Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Fair Market Value and the Newly Issued Price.
Business Combination [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share)				$ 10
Business Combination [Member] | Rights [Member]
Subsequent Event [Line Items]
Business combination, description		the Company issued 9,775,000 Rights in connection with the IPO. Substantially concurrently with the closing of the IPO, the Company issued 478,875 Rights to the Company’s Sponsor and 20,000 rights to US Tiger. Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Right will automatically receive one-tenth (1/10) of common stock upon consummation of the initial Business Combination. In the event the Company will not be the surviving company upon completion of the initial Business Combination, each holder of a Right will automatically receive the kind and amount of securities or properties of the surviving entity that each one-tenth (1/10) of one share of Class A Common Stock of the Company is entitled to receive upon consummation of the Business Combination. The Company will not issue fractional shares upon conversion of the Rights. As a result, holder must convert Rights in multiples of 10 in order to receive shares upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the Combination Period and the Company redeems the Public Shares for the funds held in the Trust Account, holders of Rights will not receive any of such funds for their Rights and the Rights will expire worthless.
Sponsor [Member]
Subsequent Event [Line Items]
Warrant issued shares	478,875	478,875
Stock price (in Dollars per share)			$ 10
Sponsor [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant issued shares	478,875	478,875
Sponsor shares amount	20,000
US Tiger [Member]
Subsequent Event [Line Items]
Sponsor shares amount	20,000